Convertible debentures (Tables)	12 Months Ended
Aug. 31, 2022
Convertible Debentures
Schedule of Initial recognition of the issuances

Issued	Tranche	Principal	Maturity Date	Interest Rate	Fair Value

July 27, 2020	Tranche A	$4,000	January 27, 2022	0%	$3,432
August 20, 2020	Tranche A	2,000	February 20,2022	0%	1,716
September 1, 2020	Tranche A	1,000	March 1, 2022	0%	914
Total		$7,000			$6,062

Schedule of Significant assumptions used in determining the fair value

2021
Balance at August 31, 2020	$5,089
Fair value of third issuance	914
Day one gain on third issuance	111
Change in fair value	901
Converted during the year	(7,015)
Balance at August 31, 2021 & 2022	$-

There was no change in fair value due to changes in own credit risk during the period.

Significant assumptions used in determining the fair value of the convertible debentures are as follows:

2021
Share price	$0.62 to 0.83
Risk-free interest rate	0.10%-0.15%
Discount for lack of marketability	6%-15%
Remaining term (in years)	0.81-1.37

Schedule of Significant assumptions used in determining the fair value

2021
Share price	$0.62 to 0.83
Risk-free interest rate	0.10%-0.15%
Discount for lack of marketability	6%-15%
Remaining term (in years)	0.81-1.37